Stockholders' Equity	12 Months Ended
Dec. 31, 2012
Stockholders' Equity [Abstract]
STOCKHOLDERS' EQUITY
NOTE 9 – STOCKHOLDERS’ EQUITY

Common Stock

During the year ended December 31, 2012, stockholders’ equity consisted of the following transactions: (1) the issuance to an investor in a private placement, in consideration of $250,000, of an aggregate 2,500,000 shares of the Company’s common stock in conjunction with the sale of units consisting of common stock and warrants which had a value of $0.10 per unit, (2) the issuance to investors in a private placement, in consideration of $772,000, of an aggregate 3,088,000 shares of the Company’s common stock in conjunction with the sale of units consisting of common stock and warrants which had a value of $0.25 per unit, (3) the issuance of warrants to purchase 5,588,000 shares of the Company’s common stock in connection with the private placement, the fair value of which was determined to be $160,898, (4) the issuance of an aggregate 1,485,246 shares of the Company’s common stock with a value of $314,810 for consulting services, (5) the issuance of 40,000 shares of the Company’s common stock with a value of $4,000 in payment of settlement of accounts payable, (6) the issuance of 700,000 warrants with a value of $5,825 for consulting services for the year ended December 31, 2012, (7) the issuance of 125,000 warrants with a value of $2,272 for software development during the year ended December 31, 2012.

Preferred Stock

The Company is authorized to issue 50,000,000 shares of preferred stock with a par value of $0.001 per share. The preferred stock may be issued in one or more series and the first series consisted of 18,000,000 shares and is designated as series A convertible preferred stock (“Series A Preferred Stock”). There were no other designated series of preferred stock as of December 31, 2012.

The holders of Series A Preferred Stock are entitled to receive, if, when and as declared by the Board, dividends at an annual rate of 8% of the original purchase price of Series A Preferred Stock. No dividends were declared for the year ended December 31, 2012.

In the event of any liquidation, dissolution or winding up of the Company, voluntary or involuntary, the holders of the Series A Preferred Stock are entitled to receive the amount of $0.50 per share.

Each share of Series A Preferred Stock is convertible at the option of the holder at any time after the date of issuance into equal number of shares of common stock.

Each share of Series A Preferred Stock issued and outstanding is entitled to the number of votes equal to the number of shares of common stock into which such share of Series A Preferred Stock could be converted.

During the year ended December 31, 2012, the Company issued 26.75 units of Series A Preferred Stock at $30,000 per unit. Each unit consists of (1) 120,000 shares of Series A Preferred Stock, and (2) warrants to purchase 120,000 shares of Company’s common stock at an exercise price of $0.50 with immediate vesting and 5 years to exercise.  Total consideration from issuance of units amounted to $802,500, of which $152,500 was receivable at December 31, 2012 and is presented as an offset to equity in the accompanying balance sheet. The Company issued warrants to purchase 3,210,000 shares of the Company’s common stock in conjunction with the sale of units and the fair value of the warrants was determined to be $135,141.

In connection with the sale of units, the Company issued warrants to its placement agent to purchase 156,000 shares of Company’s common stock. The fair value of warrants was determined to be $9,524.

In connection with the sale of units, the company incurred offering cost of $82,100.